Revenue - Schedule of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 65,173	$ 62,371	$ 47,560
SOPHiA DDM Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	63,546	60,904	45,679
Workflow equipment and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,627	1,467	1,881
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	46,929	43,958	34,878
Switzerland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,494	1,432	1,340
France
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	10,333	10,076	7,252
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	9,983	8,554	6,761
Spain
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	5,788	6,512	4,665
Rest of EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	19,331	17,384	14,860
NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	11,300	10,726	6,732
United States
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	9,323	9,465	5,581
Rest of NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,977	1,261	1,151
LATAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,890	3,990	3,003
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 4,054	$ 3,697	$ 2,947